UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                 USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2014


ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING JULY 31, 2014


[LOGO OF USAA]
   USAA(R)

                                          [GRAPHIC OF USAA SMALL CAP STOCK FUND]

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        ANNUAL REPORT
        USAA SMALL CAP STOCK FUND
        FUND SHARES o INSTITUTIONAL SHARES
        JULY 31, 2014

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

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PRESIDENT'S MESSAGE

"IT IS IMPORTANT TO REMEMBER DRAMATIC HEADLINES
ARE DESIGNED TO ELICIT AN EMOTIONAL REACTION - AND [PHOTO OF BROOKS ENGLEHARDT] EMOTIONAL STATES OF MIND ARE USUALLY DETRIMENTAL
TO LONG-TERM INVESTMENT DECISION-MAKING."

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SEPTEMBER 2014

Much to the surprise of many market participants, longer-term interest rates trended down during the one-year reporting period. Rates had been expected to rise once the U.S. Federal Reserve (the Fed) began reducing - or "tapering" - its quantitative easing (QE) asset purchases. (Through QE, the Fed had been buying $85 billion of U.S. Treasury securities and mortgage-backed securities every month to push down long-term interest rates and stimulate economic growth.) However, while longer-term rates rose in anticipation of the taper, they actually fell after the Fed started to trim its asset purchases during January of this year. As a result, investors saw the value of their longer-maturity bond holdings increase (bond prices move in the opposite direction of interest rates). Meanwhile, the U.S. economy - which had slowly strengthened during 2013 - took a step back in the first quarter of 2014, contracting by approximately 2%. Although conditions improved in the second quarter, with the economy expanding by about 4%, economic growth overall during the first half of 2014 was a tepid 2%.

What did all of this mean for investors? The drop in longer-term interest rates meant they had to look for higher yields in riskier asset classes, which helped fuel a rally in the U.S. stock market. Many stocks recorded double-digit gains during the reporting period, with small-cap stocks outperforming large-cap stocks. Interestingly, market volatility was low despite mounting geopolitical tensions, including Russia's involvement in the Ukraine, extremist threats to Iraq, and the Gaza-Israel conflict.

Given what happened during the reporting period, you may want to consider reviewing your investment plan and determine if it would be appropriate

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

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to rebalance your portfolio. Regular rebalancing can potentially help you protect your gains and prepare for what happens next. Whatever decision you make, it should be made in the context of your investment plan, which should be based on your goals - such as preparing for retirement - as well as your time horizon and risk tolerance. If you would like some help, please give our advisors a call - they are available to assist you.

Looking ahead, the Fed is likely to continue tapering its QE asset purchases and may end them altogether in October. Longer term, we expect interest rates to rise at a moderate pace and for bond prices to edge down. Higher interest rates could also make riskier asset classes, such as stocks and high-yield securities, less attractive to investors who will be able to find higher yields elsewhere.

At the same time, geopolitical turmoil is likely to persist, along with dramatic headlines. It is important to remember dramatic headlines are designed to elicit an emotional reaction - and emotional states of mind are usually detrimental to long-term investment decision-making. Shareholders must try to look through the media noise and focus instead on relevant information, such as the direction of interest rates and the condition of the U.S. economy, which can provide them with the perspective they need to manage their investments.

Rest assured, we will continue monitoring geopolitical events, economic trends, Fed policy, and other factors that could potentially affect your investments. We remain committed to providing you with our best advice, top-notch service, and a variety of mutual funds. From all of us here at USAA Asset Management Company, thank you for allowing us to serve your investment needs.

Sincerely,

/S/ BROOKS ENGLEHARDT

Brooks Englehardt
President
USAA Asset Management Company

Past performance is no guarantee of future results. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened. o Investments provided by USAA Investment Management Company and USAA Financial Advisors Inc., both registered broker dealers. o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGER(S) COMMENTARY                                                         2

INVESTMENT OVERVIEW                                                           6

FINANCIAL INFORMATION

  Distributions to Shareholders                                              12

  Report of Independent Registered Public Accounting Firm                    13

  Portfolio of Investments                                                   14

  Notes to Portfolio of Investments                                          27

  Financial Statements                                                       29

  Notes to Financial Statements                                              32

EXPENSE EXAMPLE                                                              48

ADVISORY AGREEMENT(S)                                                        50

TRUSTEES' AND OFFICERS' INFORMATION                                          58

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2014, USAA. All rights reserved.

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FUND OBJECTIVE

THE USAA SMALL CAP STOCK FUND (THE FUND) SEEKS LONG-TERM GROWTH OF CAPITAL.

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TYPES OF INVESTMENTS

The Fund normally invests at least 80% of its assets in equity securities of companies with small market capitalizations. This 80% policy may be changed upon at least 60 days' written notice to shareholders. Although the Fund will invest primarily in U.S. securities, it may invest up to 20% of its total assets in foreign securities including securities issued in emerging markets.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGER(S) COMMENTARY ON THE FUND

Wellington Management Company, LLP          Granahan Investment Management, Inc.

  TIMOTHY J. McCORMACK, CFA                    GARY C. HATTON, CFA
  SHAUN F. PEDERSEN                            JANE M. WHITE, CFA
                                               JOHN V. SCHNEIDER, CFA
Cambiar Investors, LLC                         JENNIFER M. PAWLOSKI
                                               ANDREW L. BEJA, CFA
  BRIAN M. BARISH, CFA
  ANDREW P. BAUMBUSCH
  JEFFREY H. SUSMAN
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o   DESCRIBE THE MARKET'S ENVIRONMENT DURING THE REPORTING PERIOD.

    After regaining their footing in July 2013, markets experienced considerable volatility and declines in most regions the following month, as investors reacted to the possibility of changes in U.S. monetary policy. In addition, a Congressional showdown regarding the U.S. budget and debt ceiling loomed. However, an end to the federal government shutdown in early October, additional clarity regarding the U.S. Federal Reserve's (the Fed) plans to taper quantitative easing, and a favorable jobs report helped to ignite a sustained market rally into year-end 2013, with stocks closing the year at all-time highs. In January 2014, equities dipped slightly as December 2013 payroll data undercut investor confidence in U.S. growth. Investors also displayed renewed concern over lagging growth in China, and budgetary problems for several emerging market countries. Overall, despite geopolitical turmoil in Ukraine, Iraq, and Gaza, small-cap stocks performed very positively for the full 12-month period as investor confidence in the U.S. recovery grew, and global central policies remained extremely accommodative.

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2  | USAA SMALL CAP STOCK FUND

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o   HOW DID THE USAA SMALL CAP STOCK FUND (THE FUND) PERFORM?

    The Fund has two share classes: Fund Shares and Institutional Shares. At the end of the reporting period, the Fund Shares and Institutional Shares had a total return of 8.68% and 8.81%, respectively. This compares to returns of 8.56% for the Russell 2000(R) Index (the Index), 11.04% for the S&P SmallCap 600(R) Index, and 9.56% for the Lipper Small-Cap Core Funds Index, the Fund's benchmarks.

    USAA Asset Management Company is the Fund's investment adviser. As the investment adviser, USAA Asset Management Company employs dedicated resources to support the research, selection, and monitoring of the Fund's subadvisers. Wellington Management Company, LLP (Wellington Management), Cambiar Investors, LLC (Cambiar), and Granahan Investment Management, Inc.
    (GIMI) are subadvisers to the Fund. Each subadviser provides day-to-day discretionary management for a portion of the Fund's assets.

o HOW DID THE WELLINGTON MANAGEMENT PORTION OF THE FUND PERFORM DURING THE REPORTING PERIOD?

    The Wellington Management portion of the portfolio underperformed the Index during the reporting period. Security selection was the main detractor, as holdings in the industrial, financial, and materials sectors weighed on relative performance. Strong security selection in information technology contributed positively. Sector allocation was additive, as an overweight to health care, and underweights to telecommunication services and financials, gave a boost to performance.

    Top individual detractors included ICU Medical, Inc., a health care services provider; Ascena Retail Group, Inc., a specialty retailer of apparel for women; and UTi Worldwide Inc., a provider of global supply chain management services. Among the top contributors during the period were GATX Corp., a global leader in railcar leasing; Zebra Technologies Corp. "A", a manufacturer of tracking and printing technologies; and

    Refer to page 8 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

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                                          MANAGER(S) COMMENTARY ON THE FUND |  3

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    Diamondback Energy, Inc., an oil and natural gas exploration and production company.

o   HOW DID THE CAMBIAR PORTION OF THE FUND PERFORM DURING THE REPORTING PERIOD?

    Cambiar outperformed the Index for the reporting period. Strong stock selection was the main driver of outperformance, specifically within the basic materials and financials sectors. Cambiar's basic materials holdings were not the typical businesses associated with this area (for example, gold miners, copper and steel stocks); instead, their positions provide more specialized products to growing end-markets. Examples include a commercial silica company (a key ingredient in the fracking process), a specialty metals firm (used in a variety of applications), and a specialty chemicals company (carbon black for automobile tires). The financials sector represented the other key contributor for the time period, with this particular sector providing the biggest spark toward the end of 2013. Cambiar garnered relatively solid gains from a number of its regional bank and insurance positions. Underperformers included a cosmetic and fragrance holding, which reported disappointing earnings at the close of 2013 due to weak holiday sales.

o   HOW DID THE GIMI PORTION OF THE FUND PERFORM DURING THE REPORTING PERIOD?

    GIMI's growth-oriented portion of the Fund underperformed the Index during the reporting period. Underperformance was primarily attributable to sector weightings, as its portfolio was underweight the benchmark's top-performing sectors of energy, consumer staples, and materials and processing. An overweight in the consumer discretionary sector also detracted. GIMI utilizes a bottom-up investment approach, and the resulting diversification by sector is a result of, and secondary to, stock selection. Favorable stock selection in the technology, health care, financial and consumer discretionary areas were not sufficient to offset sector weightings and weaker selection in materials, energy, and consumer staples.

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4  | USAA SMALL CAP STOCK FUND

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    GIMI diversifies by LifeCycle (Pioneer, Core Growth, Special Situation) to
    mitigate risk in their portion of the portfolio. Pioneer holdings across sectors led performance in the period, including Gentium S.p.A. ADR (biotechnology, vascular disease), Ubiquiti Networks, Inc. (information technology, disruptive WiFi), and Constant Contact, Inc. (information technology, Software-as-a-Service marketing for small business). The largest individual detractors from performance included several Core Growth consumer stocks: RealD, Inc. (3D film technology), Francesca's Holdings Corp. (apparel retailer), and Angie's List, Inc. (subscription marketplace for reviews and services).

    Thank you for your investment in the Fund.

    Gentium S.p.A ADR and Angie's List, Inc. were sold out of the Fund prior to July 31, 2014.

    Small-cap investing is subject to the risk that small-cap companies may be more vulnerable to adverse business or economic developments. Such securities may be less liquid and more volatile.

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                                          MANAGER(S) COMMENTARY ON THE FUND |  5

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INVESTMENT OVERVIEW

USAA SMALL CAP STOCK FUND SHARES (FUND SHARES) (Ticker Symbol: USCAX)

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                                               7/31/14            7/31/13
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Net Assets                                $709.8 Million       $645.2 Million
Net Asset Value Per Share                    $18.14                $18.27

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                 AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/14
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    1 YEAR                            5 YEARS                      10 YEARS

    8.68%                             16.46%                         8.45%


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                         EXPENSE RATIO AS OF 7/31/13*
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                                     1.25%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2013, and is calculated as a percentage of average net assets. The expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

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6  | USAA SMALL CAP STOCK FUND

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                        LIPPER
                  S&P SMALLCAP         SMALL-CAP             RUSSELL          USAA SMALL CAP
                    600 INDEX      CORE FUNDS INDEX        2000 INDEX       STOCK FUND SHARES
 7/31/2004         $10,000.00         $10,000.00           $10,000.00         $10,000.00
 8/31/2004           9,911.75           9,912.52             9,948.60           9,915.40
 9/30/2004          10,434.40          10,405.44            10,415.65          10,423.01
10/31/2004          10,629.02          10,575.84            10,620.67          10,626.06
11/30/2004          11,537.32          11,411.03            11,541.89          11,429.78
12/31/2004          11,791.15          11,595.46            11,883.53          11,786.14
 1/31/2005          11,524.20          11,259.27            11,387.71          11,482.15
 2/28/2005          11,854.55          11,522.33            11,580.59          11,803.51
 3/31/2005          11,547.65          11,232.20            11,249.08          11,560.32
 4/30/2005          10,902.67          10,625.69            10,604.86          10,995.76
 5/31/2005          11,624.76          11,195.14            11,298.96          11,664.54
 6/30/2005          12,002.73          11,576.68            11,734.77          12,246.47
 7/31/2005          12,725.31          12,264.68            12,478.23          12,854.45
 8/31/2005          12,537.70          12,151.35            12,246.88          12,585.20
 9/30/2005          12,648.06          12,267.27            12,285.29          12,732.85
10/31/2005          12,252.15          11,890.68            11,903.84          12,220.41
11/30/2005          12,814.80          12,434.04            12,481.72          12,724.17
12/31/2005          12,696.81          12,471.77            12,424.68          12,724.24
 1/31/2006          13,759.75          13,422.06            13,538.83          13,407.73
 2/28/2006          13,656.67          13,333.33            13,501.55          13,379.65
 3/31/2006          14,326.76          13,920.62            14,156.61          13,903.97
 4/30/2006          14,325.45          14,025.23            14,154.30          14,016.33
 5/31/2006          13,671.26          13,348.22            13,359.39          13,304.74
 6/30/2006          13,673.84          13,257.52            13,445.29          13,407.73
 7/31/2006          13,204.03          12,807.28            13,007.80          13,098.76
 8/31/2006          13,431.41          13,060.65            13,392.92          13,314.11
 9/30/2006          13,553.50          13,121.65            13,504.42          13,520.09
10/31/2006          14,224.60          13,756.47            14,281.98          14,175.50
11/30/2006          14,618.62          14,157.57            14,657.66          14,690.46
12/31/2006          14,616.43          14,180.45            14,706.75          14,673.71
 1/31/2007          14,917.35          14,433.83            14,952.86          15,021.66
 2/28/2007          14,836.38          14,466.27            14,834.20          15,051.49
 3/31/2007          15,085.14          14,625.68            14,993.01          15,369.61
 4/30/2007          15,421.40          15,043.07            15,262.32          15,797.10
 5/31/2007          16,131.31          15,692.38            15,888.18          16,483.07
 6/30/2007          15,867.13          15,533.60            15,654.99          16,224.59
 7/31/2007          15,066.41          14,719.57            14,584.27          15,200.61
 8/31/2007          15,348.81          14,776.65            14,914.83          15,419.32
 9/30/2007          15,577.57          15,092.03            15,170.84          15,568.45
10/31/2007          15,867.36          15,456.98            15,606.10          15,886.57
11/30/2007          14,689.72          14,421.42            14,485.49          14,723.41
12/31/2007          14,573.09          14,453.12            14,476.45          14,557.50
 1/31/2008          13,860.39          13,496.87            13,489.24          13,606.17
 2/29/2008          13,433.54          13,238.44            12,989.24          13,086.26
 3/31/2008          13,485.55          13,124.93            13,043.65          12,898.21
 4/30/2008          14,026.78          13,759.51            13,589.79          13,561.93
 5/31/2008          14,646.37          14,439.40            14,214.06          14,192.46
 6/30/2008          13,539.86          13,436.25            13,119.75          13,230.07
 7/31/2008          13,819.36          13,472.02            13,605.27          13,351.75
 8/31/2008          14,396.59          13,782.51            14,097.01          13,650.42
 9/30/2008          13,424.10          12,495.03            12,973.76          12,466.80
10/31/2008          10,719.52           9,831.00            10,274.84           9,999.99
11/30/2008           9,467.12           8,806.12             9,059.46           8,749.99
12/31/2008          10,044.70           9,309.64             9,585.28           9,303.19
 1/31/2009           8,768.98           8,469.98             8,519.19           8,295.34
 2/28/2009           7,718.95           7,563.85             7,483.91           7,442.55
 3/31/2009           8,353.02           8,243.83             8,151.97           8,151.36
 4/30/2009           9,811.18           9,545.77             9,412.13           9,225.66
 5/31/2009           9,969.30           9,991.12             9,695.89           9,469.31
 6/30/2009          10,112.35          10,076.09             9,838.31           9,580.07
 7/31/2009          11,156.49          10,965.78            10,785.84          10,510.39
 8/31/2009          11,411.77          11,302.25            11,095.12          10,809.42
 9/30/2009          11,999.19          11,983.46            11,735.05          11,396.40
10/31/2009          11,315.68          11,324.20            10,938.30          10,853.72
11/30/2009          11,610.93          11,716.55            11,281.65          11,152.75
12/31/2009          12,613.11          12,521.23            12,189.76          11,916.94
 1/31/2010          12,186.30          12,075.68            11,741.04          11,717.58
 2/28/2010          12,709.91          12,619.86            12,269.92          12,116.29
 3/31/2010          13,698.91          13,477.14            13,268.56          13,035.54
 4/30/2010          14,500.06          14,151.57            14,019.48          13,633.60
 5/31/2010          13,453.23          13,117.94            12,956.06          12,780.81
 6/30/2010          12,502.44          12,259.45            11,952.04          11,916.94
 7/31/2010          13,295.35          13,042.20            12,773.38          12,636.83
 8/31/2010          12,302.88          12,269.32            11,827.66          11,750.81
 9/30/2010          13,705.41          13,640.19            13,301.34          13,101.99
10/31/2010          14,288.59          14,132.45            13,845.66          13,655.75
11/30/2010          14,797.88          14,611.82            14,325.73          14,176.28
12/31/2010          15,931.34          15,740.05            15,463.31          15,196.12
 1/31/2011          15,955.51          15,753.21            15,423.46          15,140.66
 2/28/2011          16,658.72          16,534.18            16,269.31          15,795.09
 3/31/2011          17,159.97          16,943.62            16,690.94          16,216.59
 4/30/2011          17,605.96          17,357.80            17,131.69          16,782.29
 5/31/2011          17,447.35          17,034.14            16,810.49          16,493.89
 6/30/2011          17,131.83          16,712.26            16,422.91          16,216.59
 7/31/2011          16,582.15          16,207.95            15,829.30          15,717.45
 8/31/2011          15,309.86          14,960.03            14,452.11          14,386.40
 9/30/2011          13,734.63          13,293.92            12,832.00          12,744.78
10/31/2011          15,794.25          15,241.75            14,774.23          14,752.44
11/30/2011          15,894.00          15,184.18            14,720.37          14,752.44
12/31/2011          16,093.18          15,140.80            14,817.61          14,869.48
 1/31/2012          17,151.80          16,153.08            15,864.49          15,857.08
 2/29/2012          17,514.61          16,643.56            16,244.17          16,178.89
 3/31/2012          18,022.36          16,945.41            16,660.38          16,545.07
 4/30/2012          17,794.94          16,766.52            16,403.03          16,256.56
 5/31/2012          16,679.12          15,607.05            15,317.32          15,135.80
 6/30/2012          17,376.90          16,086.15            16,081.65          15,823.79
 7/31/2012          17,243.75          16,018.48            15,859.42          15,701.73
 8/31/2012          17,897.08          16,546.83            16,388.28          16,090.11
 9/30/2012          18,314.51          17,024.24            16,926.44          16,556.17
10/31/2012          17,942.69          16,833.10            16,559.23          16,212.18
11/30/2012          18,121.79          17,027.80            16,647.21          16,445.20
12/31/2012          18,720.44          17,553.81            17,240.27          17,077.22
 1/31/2013          19,802.21          18,606.17            18,319.39          18,086.43
 2/28/2013          20,080.95          18,817.38            18,521.47          18,324.56
 3/31/2013          20,931.53          19,633.75            19,376.68          19,038.95
 4/30/2013          20,875.89          19,529.26            19,305.48          18,732.78
 5/31/2013          21,783.51          20,251.24            20,077.08          19,628.60
 6/30/2013          21,751.74          20,089.88            19,974.37          19,560.56
 7/31/2013          23,240.56          21,380.96            21,372.24          20,717.19
 8/31/2013          22,674.37          20,741.36            20,693.41          20,116.20
 9/30/2013          24,086.21          21,962.45            22,013.73          21,272.82
10/31/2013          24,955.14          22,661.00            22,567.29          22,055.24
11/30/2013          26,077.04          23,462.00            23,471.42          22,962.40
12/31/2013          26,454.45          23,895.17            23,933.35          23,507.97
 1/31/2014          25,434.14          23,035.71            23,270.87          22,688.79
 2/28/2014          26,567.66          24,085.87            24,367.19          23,582.44
 3/31/2014          26,753.11          24,186.91            24,201.10          23,644.50
 4/30/2014          26,006.42          23,575.83            23,262.56          22,713.61
 5/31/2014          26,076.61          23,726.45            23,448.96          22,850.14
 6/30/2014          27,306.05          24,809.68            24,696.61          23,793.44
 7/31/2014          25,805.68          23,424.02            23,201.75          22,515.02

                                   [END CHART]

         Data from 7/31/04 to 7/31/14.

         See next page for benchmark definitions.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees or expenses.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

The graph on page 7 illustrates the comparison of a $10,000 hypothetical investment in the USAA Small Cap Stock Fund Shares to the following benchmarks:

o The unmanaged S&P SmallCap 600 Index is a market-value-weighted index consisting of 600 domestic stocks chosen for market size, liquidity, and industry group representation.

o The unmanaged Lipper Small-Cap Core Funds Index tracks the total return performance of the 30 largest funds in the Lipper Small-Cap Core Funds category.

o The unmanaged Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index.

================================================================================

8  | USAA SMALL CAP STOCK FUND

================================================================================

USAA SMALL CAP STOCK FUND INSTITUTIONAL SHARES (INSTITUTIONAL SHARES) (Ticker Symbol: UISCX)


--------------------------------------------------------------------------------
                                               7/31/14             7/31/13
--------------------------------------------------------------------------------

Net Assets                                 $661.9 Million      $601.6 Million
Net Asset Value Per Share                      $18.24              $18.34

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/14
--------------------------------------------------------------------------------
    1 YEAR                    5 YEARS                 SINCE INCEPTION 8/01/08

    8.81%                     16.85%                            9.43%

<
--------------------------------------------------------------------------------
                         EXPENSE RATIO AS OF 7/31/13*
--------------------------------------------------------------------------------

                                    1.00%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2013, and is calculated as a percentage of average net assets. The expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                        LIPPER             USAA SMALL CAP
                  S&P SMALLCAP         SMALL-CAP             STOCK FUND            RUSSELL
                    600 INDEX      CORE FUNDS INDEX     INSTITUTIONAL SHARES     2000 INDEX
 7/31/2008         $10,000.00         $10,000.00           $10,000.00            $10,000.00
 8/31/2008          10,417.70          10,230.47            10,198.35             10,361.44
 9/30/2008           9,713.98           9,274.80             9,314.05              9,535.84
10/31/2008           7,756.89           7,297.35             7,471.07              7,552.10
11/30/2008           6,850.62           6,536.60             6,537.19              6,658.79
12/31/2008           7,268.57           6,910.35             6,952.86              7,045.27
 1/31/2009           6,345.43           6,287.09             6,197.84              6,261.69
 2/28/2009           5,585.61           5,614.49             5,558.97              5,500.74
 3/31/2009           6,044.43           6,119.22             6,098.28              5,991.78
 4/30/2009           7,099.59           7,085.63             6,903.08              6,918.00
 5/31/2009           7,214.01           7,416.20             7,093.91              7,125.92
 6/30/2009           7,317.52           7,479.27             7,168.59              7,231.25
 7/31/2009           8,073.09           8,139.67             7,882.13              7,927.69
 8/31/2009           8,257.82           8,389.42             8,106.14              8,155.02
 9/30/2009           8,682.88           8,895.07             8,545.88              8,625.37
10/31/2009           8,188.28           8,405.72             8,139.33              8,039.75
11/30/2009           8,401.93           8,696.95             8,371.65              8,292.13
12/31/2009           9,127.13           9,294.25             8,944.14              8,959.59
 1/31/2010           8,818.28           8,963.52             8,794.79              8,629.78
 2/28/2010           9,197.18           9,367.46             9,101.78              9,018.51
 3/31/2010           9,912.84          10,003.80             9,790.43              9,752.52
 4/30/2010          10,492.57          10,504.41            10,246.76             10,304.45
 5/31/2010           9,735.06           9,737.17             9,607.90              9,522.83
 6/30/2010           9,047.05           9,099.93             8,969.03              8,784.87
 7/31/2010           9,620.82           9,680.95             9,508.33              9,388.55
 8/31/2010           8,902.64           9,107.26             8,852.87              8,693.45
 9/30/2010           9,917.55          10,124.83             9,865.10              9,776.62
10/31/2010          10,339.55          10,490.22            10,288.25             10,176.69
11/30/2010          10,708.09          10,846.05            10,678.21             10,529.55
12/31/2010          11,528.28          11,683.51            11,458.87             11,365.68
 1/31/2011          11,545.77          11,693.27            11,417.17             11,336.40
 2/28/2011          12,054.63          12,272.98            11,917.56             11,958.10
 3/31/2011          12,417.35          12,576.89            12,234.47             12,268.01
 4/30/2011          12,740.08          12,884.33            12,659.80             12,591.96
 5/31/2011          12,625.30          12,644.08            12,451.30             12,355.87
 6/30/2011          12,396.98          12,405.16            12,242.81             12,071.00
 7/31/2011          11,999.22          12,030.82            11,867.52             11,634.69
 8/31/2011          11,078.56          11,104.52            10,866.74             10,622.44
 9/30/2011           9,938.69           9,867.80             9,632.45              9,431.65
10/31/2011          11,429.08          11,313.64            11,158.63             10,859.20
11/30/2011          11,501.26          11,270.90            11,158.63             10,819.62
12/31/2011          11,645.40          11,238.70            11,245.92             10,891.09
 1/31/2012          12,411.43          11,990.09            11,999.56             11,660.56
 2/29/2012          12,673.97          12,354.17            12,242.40             11,939.62
 3/31/2012          13,041.39          12,578.22            12,527.10             12,245.54
 4/30/2012          12,876.83          12,445.43            12,309.39             12,056.39
 5/31/2012          12,069.39          11,584.79            11,463.64             11,258.38
 6/30/2012          12,574.33          11,940.41            12,024.68             11,820.17
 7/31/2012          12,477.98          11,890.18            11,924.20             11,656.83
 8/31/2012          12,950.74          12,282.37            12,225.65             12,045.55
 9/30/2012          13,252.80          12,636.74            12,585.72             12,441.10
10/31/2012          12,983.74          12,494.86            12,326.13             12,171.20
11/30/2012          13,113.34          12,639.38            12,510.36             12,235.86
12/31/2012          13,546.54          13,029.83            12,989.56             12,671.77
 1/31/2013          14,329.34          13,810.97            13,755.17             13,464.93
 2/28/2013          14,531.04          13,967.75            13,935.81             13,613.46
 3/31/2013          15,146.54          14,573.72            14,486.37             14,242.05
 4/30/2013          15,106.28          14,496.16            14,262.70             14,189.71
 5/31/2013          15,763.05          15,032.07            14,942.29             14,756.85
 6/30/2013          15,740.06          14,912.30            14,890.68             14,681.36
 7/31/2013          16,817.41          15,870.64            15,776.72             15,708.81
 8/31/2013          16,407.70          15,395.88            15,320.79             15,209.86
 9/30/2013          17,429.34          16,302.27            16,206.84             16,180.30
10/31/2013          18,058.11          16,820.79            16,800.40             16,587.18
11/30/2013          18,869.94          17,415.35            17,497.19             17,251.73
12/31/2013          19,143.05          17,736.89            17,920.24             17,591.24
 1/31/2014          18,404.73          17,098.92            17,299.05             17,104.32
 2/28/2014          19,224.97          17,878.44            17,976.71             17,910.12
 3/31/2014          19,359.16          17,953.44            18,023.77             17,788.04
 4/30/2014          18,818.84          17,499.85            17,317.88             17,098.21
 5/31/2014          18,869.64          17,611.64            17,421.41             17,235.21
 6/30/2014          19,759.29          18,415.70            18,146.12             18,152.25
 7/31/2014          18,673.58          17,387.15            17,167.30             17,053.51

                                   [END CHART]

                         Data from 7/31/08 to 7/31/14.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Small Cap Stock Fund Institutional Shares to the Fund's benchmarks listed above (see page 8 for benchmark definitions).

*The performance of the Russell 2000 Index, the S&P SmallCap 600 Index, and Lipper Small-Cap Core Funds Index is calculated from the end of the month, July 31, 2008, while the Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees or expenses.

================================================================================

10  | USAA SMALL CAP STOCK FUND

================================================================================

                               o TOP 10 HOLDINGS o
                                  AS OF 7/31/14
                                (% of Net Assets)

Diebold, Inc. ............................................................  1.4%
Belden, Inc.  ............................................................  1.3%
Haemonetics Corp. ........................................................  1.2%
First Niagara Financial Group, Inc. ......................................  1.0%
Helen of Troy Ltd. .......................................................  1.0%
TiVo, Inc. ...............................................................  1.0%
Mueller Industries, Inc. .................................................  0.9%
Cato Corp. "A" ...........................................................  0.9%
Charles River Laboratories International, Inc. ...........................  0.9%
GATX Corp. ...............................................................  0.9%

                          o ASSET ALLOCATION - 7/31/14 o

                         [PIE CHART OF ASSET ALLOCATION]

INFORMATION TECHNOLOGY                                                      18.2%
CONSUMER DISCRETIONARY                                                      16.3%
INDUSTRIALS                                                                 16.0%
FINANCIALS                                                                  14.9%
HEALTH CARE                                                                 13.2%
ENERGY                                                                       6.3%
MATERIALS                                                                    5.7%
MONEY MARKET INSTRUMENTS                                                     4.9%
CONSUMER STAPLES                                                             2.5%
UTILITIES                                                                    1.5%
TELECOMMUNICATION SERVICES                                                   0.7%

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 14-26.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended July 31, 2014, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2015.

With respect to distributions paid, the Regulated Investment Company Fund designates the following amounts (or, if subsequently determined to be different, the maximum amount allowable) for the fiscal year ended July 31, 2014:

 DIVIDEND RECEIVED                  LONG-TERM
DEDUCTION (CORPORATE               CAPITAL GAIN         QUALIFIED INTEREST
  SHAREHOLDERS)(1)                DISTRIBUTIONS(2)            INCOME
--------------------------------------------------------------------------
     27.05%                         $71,523,000               $2,000
--------------------------------------------------------------------------

(1) Presented as a percentage of net investment income and short-term capital gain distributions paid, if any.
(2) Pursuant to Section 852 of the Internal Revenue Code.

For the fiscal year ended July 31, 2014, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates.

================================================================================

12  | USAA SMALL CAP STOCK FUND

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA SMALL CAP STOCK FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Small Cap Stock Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of July 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2014, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Small Cap Stock Fund at July 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

San Antonio, Texas
September 18, 2014

================================================================================

                   REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM |  13

================================================================================

PORTFOLIO OF INVESTMENTS

July 31, 2014

-------------------------------------------------------------------------------------
                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             COMMON STOCKS (95.3%)

             CONSUMER DISCRETIONARY (16.3%)
             ------------------------------
             APPAREL RETAIL (4.5%)
   738,400   Ascena Retail Group, Inc.*                                    $   11,859
   220,000   Buckle, Inc.                                                       9,790
   393,434   Cato Corp. "A"                                                    12,141
   482,000   Express, Inc.*                                                     7,500
   204,500   Francesca's Holdings Corp.*                                        2,613
   141,849   Genesco, Inc.*                                                    10,819
   393,150   Stage Stores, Inc.                                                 7,085
    14,500   Zumiez, Inc.*                                                        404
                                                                           ----------
                                                                               62,211
                                                                           ----------
             APPAREL, ACCESSORIES & LUXURY GOODS (0.2%)
    33,200   Oxford Industries, Inc.                                            1,978
                                                                           ----------
             AUTO PARTS & EQUIPMENT (0.5%)
    60,410   Gentherm, Inc.*                                                    2,528
   294,600   Modine Manufacturing Co.*                                          4,057
                                                                           ----------
                                                                                6,585
                                                                           ----------
             AUTOMOTIVE RETAIL (1.5%)
   329,000   CST Brands, Inc.                                                  10,999
   133,000   Group 1 Automotive, Inc.                                           9,831
                                                                           ----------
                                                                               20,830
                                                                           ----------
             CASINOS & GAMING (0.2%)
    26,800   Churchill Downs, Inc.                                              2,318
                                                                           ----------
             EDUCATION SERVICES (0.7%)
    52,150   Grand Canyon Education, Inc.*                                      2,242
   393,430   Houghton Mifflin Harcourt Co.*                                     6,889
                                                                           ----------
                                                                                9,131
                                                                           ----------
             FOOTWEAR (0.5%)
   188,800   Crocs, Inc.*                                                       2,996
    48,700   Deckers Outdoor Corp.*                                             4,311
                                                                           ----------
                                                                                7,307
                                                                           ----------
             GENERAL MERCHANDISE STORES (0.6%)
   507,600   Fred's, Inc. "A"                                                   8,035
                                                                           ----------

================================================================================

14  | USAA SMALL CAP STOCK FUND

================================================================================

-------------------------------------------------------------------------------------
                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             HOTELS, RESORTS & CRUISE LINES (0.6%)
   454,950   La Quinta Holdings, Inc.*                                     $    8,549
                                                                           ----------
             HOUSEHOLD APPLIANCES (1.1%)
   256,600   Helen of Troy Ltd.*                                               13,762
    51,719   iRobot Corp.*                                                      1,674
                                                                           ----------
                                                                               15,436
                                                                           ----------
             INTERNET RETAIL (0.5%)
    48,800   HomeAway, Inc.*                                                    1,694
   458,865   Orbitz Worldwide, Inc.*                                            4,061
    30,100   Zulily, Inc. "A"*                                                  1,042
                                                                           ----------
                                                                                6,797
                                                                           ----------
             LEISURE FACILITIES (0.8%)
   370,000   SeaWorld Entertainment, Inc.                                      10,304
                                                                           ----------
             LEISURE PRODUCTS (0.3%)
   228,500   Black Diamond, Inc.*                                               2,006
    28,600   Brunswick Corp.                                                    1,154
   176,200   Callaway Golf Co.                                                  1,339
                                                                           ----------
                                                                                4,499
                                                                           ----------
             MOVIES & ENTERTAINMENT (0.3%)
   109,579   IMAX Corp.*                                                        2,881
    12,270   Rentrak Corp.*                                                       609
                                                                           ----------
                                                                                3,490
                                                                           ----------
             PUBLISHING (0.6%)
   245,000   Scholastic Corp.                                                   8,678
                                                                           ----------
             RESTAURANTS (0.6%)
    30,200   BJ's Restaurants, Inc.*                                            1,035
    42,900   Brinker International, Inc.                                        1,924
    20,000   Buffalo Wild Wings, Inc.*                                          2,906
    62,400   Fiesta Restaurant Group, Inc.                                      2,832
                                                                           ----------
                                                                                8,697
                                                                           ----------
             SPECIALIZED CONSUMER SERVICES (1.7%)
   226,921   Matthews International Corp. "A"                                   9,869
    19,200   Outerwall, Inc.*                                                   1,056
   273,000   Sotheby's                                                         10,824
    48,200   Steiner Leisure Ltd.*                                              1,924
                                                                           ----------
                                                                               23,673
                                                                           ----------
             SPECIALTY STORES (1.1%)
    41,600   Five Below, Inc.*                                                  1,523
    22,900   Hibbett Sports, Inc.*                                              1,143

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

-------------------------------------------------------------------------------------
                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
   115,639   MarineMax, Inc.*                                              $    1,928
 2,146,000   Office Depot, Inc.*                                               10,751
                                                                           ----------
                                                                               15,345
                                                                           ----------
             Total Consumer Discretionary                                     223,863
                                                                           ----------
             CONSUMER STAPLES (2.5%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.7%)
   508,000   Darling Ingredients, Inc.*                                         9,510
                                                                           ----------
             FOOD RETAIL (0.8%)
   123,504   Casey's General Stores, Inc.                                       8,172
    48,800   Natural Grocers by Vitamin Cottage, Inc.                           1,107
   119,700   Pantry, Inc.*                                                      2,144
                                                                           ----------
                                                                               11,423
                                                                           ----------
             HYPERMARKETS & SUPER CENTERS (0.1%)
    24,000   PriceSmart, Inc.                                                   1,975
                                                                           ----------
             PACKAGED FOODS & MEAT (0.9%)
    99,100   Boulder Brands, Inc.*                                              1,125
   262,764   Cranswick plc(b)                                                   5,590
   111,600   Post Holdings, Inc.                                                5,013
                                                                           ----------
                                                                               11,728
                                                                           ----------
             Total Consumer Staples                                            34,636
                                                                           ----------
             ENERGY (6.3%)
             -------------
             COAL & CONSUMABLE FUELS (0.0%)
    49,500   Alpha Natural Resources, Inc.*                                       168
   145,000   James River Coal Co.*                                                 35
                                                                           ----------
                                                                                  203
                                                                           ----------
             OIL & GAS EQUIPMENT & SERVICES (3.1%)
   222,559   Era Group, Inc.                                                    5,965
   302,000   Forum Energy Technologies, Inc.                                   10,053
   248,000   Hornbeck Offshore Services, Inc.*                                 10,838
 1,486,500   Key Energy Services, Inc.*                                         9,127
    84,459   SEACOR Holdings, Inc.*                                             6,415
    12,170   Superior Energy Services, Inc.                                       409
                                                                           ----------
                                                                               42,807
                                                                           ----------
             OIL & GAS EXPLORATION & PRODUCTION (1.5%)
   184,000   Bonanza Creek Energy, Inc.                                        10,315
   119,501   Diamondback Energy, Inc.                                           9,826
                                                                           ----------
                                                                               20,141
                                                                           ----------
             OIL & GAS REFINING & MARKETING (0.8%)
   254,000   Western Refining, Inc.                                            10,404
                                                                           ----------

================================================================================

16  | USAA SMALL CAP STOCK FUND

================================================================================

-------------------------------------------------------------------------------------
                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             OIL & GAS STORAGE & TRANSPORTATION (0.9%)
   123,300   Dorian LPG Ltd.*                                              $    2,475
 1,114,700   Scorpio Tankers, Inc.                                             10,467
                                                                           ----------
                                                                               12,942
                                                                           ----------
             Total Energy                                                      86,497
                                                                           ----------
             FINANCIALS (14.9%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.9%)
    16,520   Affiliated Managers Group, Inc.*                                   3,292
   257,886   Harris & Harris Group, Inc.*                                         805
   150,338   Safeguard Scientifics, Inc.*                                       2,984
   257,132   Solar Capital Ltd.                                                 5,065
                                                                           ----------
                                                                               12,146
                                                                           ----------
             CONSUMER FINANCE (0.5%)
   385,000   Green Dot Corp. "A"*                                               6,926
                                                                           ----------
             LIFE & HEALTH INSURANCE (0.7%)
   216,200   Primerica, Inc.                                                    9,963
                                                                           ----------
             PROPERTY & CASUALTY INSURANCE (1.8%)
   123,600   AMERISAFE, Inc.                                                    4,524
   163,500   Hanover Insurance Group, Inc.                                      9,452
   240,000   ProAssurance Corp.                                                10,471
                                                                           ----------
                                                                               24,447
                                                                           ----------
             REGIONAL BANKS (7.8%)
   500,000   BBCN Bancorp, Inc.                                                 7,510
   439,100   Cathay General Bancorp                                            11,237
   696,306   First Busey Corp.                                                  3,864
   560,856   First Midwest Bancorp, Inc.                                        9,086
 1,676,160   First Niagara Financial Group, Inc.                               14,415
   272,529   Flushing Financial Corp.                                           5,064
   183,800   Hancock Holding Co.                                                5,962
   420,680   International Bancshares Corp.                                    10,664
   233,690   MB Financial, Inc.                                                 6,296
   652,000   TCF Financial Corp.                                               10,308
   587,000   Umpqua Holdings Corp.                                              9,932
   352,700   Webster Financial Corp.                                           10,112
    50,380   Westamerica Bancorp                                                2,409
                                                                           ----------
                                                                              106,859
                                                                           ----------
             REINSURANCE (0.9%)
    90,300   Platinum Underwriters Holdings Ltd.                                5,292
   507,000   Third Point Reinsurance Ltd.                                       7,382
                                                                           ----------
                                                                               12,674
                                                                           ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

-------------------------------------------------------------------------------------
                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             REITs - HOTEL & RESORT (0.4%)
   523,200   Summit Hotel Properties, Inc.                                 $    5,373
                                                                           ----------
             REITs - INDUSTRIAL (0.3%)
   175,300   STAG Industrial, Inc.                                              4,004
                                                                           ----------
             REITs - RESIDENTIAL (0.6%)
   392,351   Campus Crest Communities, Inc.                                     3,139
   556,300   Education Realty Trust, Inc.                                       5,874
                                                                           ----------
                                                                                9,013
                                                                           ----------
             REITs - SPECIALIZED (0.4%)
   455,094   DiamondRock Hospitality Co.                                        5,579
                                                                           ----------
             THRIFTS & MORTGAGE FINANCE (0.6%)
   628,000   Northwest Bancshares, Inc.                                         7,787
                                                                           ----------
             Total Financials                                                 204,771
                                                                           ----------
             HEALTH CARE (13.2%)
             -------------------
             BIOTECHNOLOGY (1.1%)
    87,040   Alkermes plc*                                                      3,722
   177,830   AVEO Pharmaceuticals, Inc.*                                          224
   133,300   Durata Therapeutics, Inc.*                                         1,714
   193,800   Exact Sciences Corp.*                                              3,025
    56,338   Harvard Apparatus Regenerative Technology Inc.*                      414
   225,352   Harvard Bioscience, Inc.*                                          1,041
   114,050   ImmunoGen, Inc.*                                                   1,229
   534,715   Nanosphere, Inc.*                                                    813
    76,337   PTC Therapeutics, Inc.*                                            2,017
    43,030   Sarepta Therapeutics, Inc.*                                          918
                                                                           ----------
                                                                               15,117
                                                                           ----------
             HEALTH CARE EQUIPMENT (2.3%)
    67,100   AtriCure, Inc.*                                                    1,105
    37,300   Cardiovascular Systems, Inc.*                                      1,007
   121,612   Cutera, Inc.*                                                      1,198
    99,466   Cynosure, Inc. "A"*                                                2,262
   203,672   Integra LifeSciences Holdings Corp.*                               9,658
   136,201   LeMaitre Vascular, Inc.                                            1,102
   163,980   Rockwell Medical, Inc.*                                            1,656
   149,300   STERIS Corp.                                                       7,596
   187,989   Syneron Medical Ltd.*                                              1,899
   184,229   Zeltiq Aesthetics, Inc.*                                           3,729
                                                                           ----------
                                                                               31,212
                                                                           ----------
             HEALTH CARE FACILITIES (0.5%)
   132,500   AmSurg Corp.*                                                      6,328
                                                                           ----------

================================================================================

18  | USAA SMALL CAP STOCK FUND

================================================================================

-------------------------------------------------------------------------------------
                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             HEALTH CARE SERVICES (0.2%)
    72,048   CorVel Corp.*                                                 $    2,902
                                                                           ----------
             HEALTH CARE SUPPLIES (2.5%)
   450,000   Haemonetics Corp.*                                                16,007
   174,500   ICU Medical, Inc.*                                                10,165
   104,188   Vascular Solutions, Inc.*                                          2,570
   131,300   West Pharmaceutical Services, Inc.                                 5,350
                                                                           ----------
                                                                               34,092
                                                                           ----------
             HEALTH CARE TECHNOLOGY (1.3%)
   410,566   Allscripts Healthcare Solutions, Inc.*                             6,536
   230,200   MedAssets, Inc.*                                                   4,889
   464,000   Quality Systems, Inc.                                              7,197
                                                                           ----------
                                                                               18,622
                                                                           ----------
             LIFE SCIENCES TOOLS & SERVICES (1.9%)
    16,450   Bio-Rad Laboratories, Inc. "A"*                                    1,892
   156,350   Bruker Corp.*                                                      3,554
   222,700   Charles River Laboratories International, Inc.*                   12,072
   158,200   ICON plc*                                                          8,195
    47,562   Luminex Corp.*                                                       866
                                                                           ----------
                                                                               26,579
                                                                           ----------
             MANAGED HEALTH CARE (2.3%)
   251,000   Health Net, Inc.*                                                 10,339
   192,000   Magellan Health Services, Inc.*                                   11,059
   162,000   WellCare Health Plans, Inc.*                                      10,106
                                                                           ----------
                                                                               31,504
                                                                           ----------
             PHARMACEUTICALS (1.1%)
   255,170   AcelRx Pharmaceuticals, Inc.*                                      1,776
    94,110   Auxilium Pharmaceuticals, Inc.*                                    1,884
   869,823   Durect Corp.*                                                      1,287
   339,900   Nektar Therapeutics*                                               3,586
   133,709   NuPathe, Inc., acquired 2/19/2014; cost $80*(b),(c)                   80
   209,700   Phibro Animal Health Corp. "A"                                     3,976
   286,550   Sucampo Pharmaceuticals, Inc. "A"*                                 1,691
     8,667   Tetraphase Pharmaceuticals, Inc.*                                     91
                                                                           ----------
                                                                               14,371
                                                                           ----------
             Total Health Care                                                180,727
                                                                           ----------
             INDUSTRIALS (16.0%)
             -------------------
             AEROSPACE & DEFENSE (1.5%)
   221,288   Cubic Corp.                                                        9,706
   591,000   Exelis, Inc.                                                       9,952

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

-------------------------------------------------------------------------------------
                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------

    84,411   Taser International, Inc.*                                    $    1,018
                                                                           ----------
                                                                               20,676
                                                                           ----------
             AIR FREIGHT & LOGISTICS (1.0%)
   289,900   Atlas Air Worldwide Holdings, Inc.*                                9,920
   453,700   UTi Worldwide, Inc.*                                               4,292
                                                                           ----------
                                                                               14,212
                                                                           ----------
             CONSTRUCTION & ENGINEERING (0.0%)
     9,350   Comfort Systems USA, Inc.                                            139
                                                                           ----------
             CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.3%)
   209,907   Douglas Dynamics, Inc.                                             3,505
                                                                           ----------
             DIVERSIFIED SUPPORT SERVICES (0.9%)
   217,000   G & K Services, Inc. "A"                                          10,436
    54,800   Mobile Mini, Inc.                                                  2,069
                                                                           ----------
                                                                               12,505
                                                                           ----------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.8%)
   150,000   Regal-Beloit Corp.                                                10,543
                                                                           ----------
             ENVIRONMENTAL & FACILITIES SERVICES (1.5%)
   193,100   Ceco Environmental Corp.                                           2,623
   378,067   SP Plus Corp.*                                                     7,410
   427,565   Tetra Tech, Inc.                                                  10,381
                                                                           ----------
                                                                               20,414
                                                                           ----------
             HEAVY ELECTRICAL EQUIPMENT (0.3%)
    71,755   Power Solutions International, Inc.*                               4,383
                                                                           ----------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
    28,787   Paylocity Holding Corp.*                                             564
                                                                           ----------
             INDUSTRIAL MACHINERY (4.3%)
   309,999   Albany International Corp. "A"                                    11,110
    15,467   ARC Group Worldwide, Inc.*                                           230
   136,998   Chart Industries, Inc.*                                           10,419
   212,297   ESCO Technologies, Inc.                                            7,123
    59,500   John Bean Technologies Corp.                                       1,550
    85,929   Kennametal, Inc.                                                   3,633
   216,700   Luxfer Holdings plc ADR                                            4,119
   464,600   Mueller Industries, Inc.                                          12,930
    47,314   RBC Bearings, Inc.                                                 2,625
    69,919   Tennant Co.                                                        5,101
                                                                           ----------
                                                                               58,840
                                                                           ----------

================================================================================

20  | USAA SMALL CAP STOCK FUND

================================================================================

-------------------------------------------------------------------------------------
                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             OFFICE SERVICES & SUPPLIES (1.6%)
   930,700   ACCO Brands Corp.*                                            $    6,161
   286,700   Steelcase, Inc. "A"                                                4,329
   287,400   United Stationers, Inc.                                           11,088
                                                                           ----------
                                                                               21,578
                                                                           ----------
             RAILROADS (0.1%)
    17,800   Genesee & Wyoming, Inc. "A"*                                       1,775
                                                                           ----------
             RESEARCH & CONSULTING SERVICES (0.6%)
    24,000   Advisory Board Co.*                                                1,203
    16,597   Exponent, Inc.                                                     1,180
   159,300   FTI Consulting, Inc.*                                              5,888
                                                                           ----------
                                                                                8,271
                                                                           ----------
             SECURITY & ALARM SERVICES (0.5%)
   228,000   Brink's Co.                                                        6,120
                                                                           ----------
             TRADING COMPANIES & DISTRIBUTORS (2.5%)
   313,710   Aircastle Ltd.                                                     5,631
   292,000   Beacon Roofing Supply, Inc.*                                       8,071
    42,286   DXP Enterprises, Inc.*                                             3,004
   191,900   GATX Corp.                                                        11,898
    81,213   Kaman Corp.                                                        3,249
   137,620   Titan Machinery, Inc.*                                             2,017
                                                                           ----------
                                                                               33,870
                                                                           ----------
             TRUCKING (0.1%)
    94,199   Celadon Group, Inc.                                                2,001
                                                                           ----------
             Total Industrials                                                219,396
                                                                           ----------
             INFORMATION TECHNOLOGY (18.2%)
             ------------------------------
             APPLICATION SOFTWARE (2.7%)
    52,251   Aspen Technology, Inc.*                                            2,270
    43,200   BroadSoft, Inc.*                                                   1,054
   108,800   Cadence Design Systems, Inc.*                                      1,831
   115,217   Monotype Imaging Holdings, Inc.                                    3,444
    77,700   PROS Holdings, Inc.*                                               1,991
    87,900   PTC, Inc.*                                                         3,161
    58,100   Qlik Technologies, Inc.*                                           1,537
    16,800   Synchronoss Technologies, Inc.*                                      679
 1,000,500   TiVo, Inc.*                                                       13,467
    12,350   Tyler Technologies, Inc.*                                          1,120
    19,800   Ultimate Software Group, Inc.*                                     2,671
    64,500   Verint Systems, Inc.*                                              3,027
    34,200   Zendesk, Inc.*                                                       595
                                                                           ----------
                                                                               36,847
                                                                           ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

-------------------------------------------------------------------------------------
                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             COMMUNICATIONS EQUIPMENT (2.0%)
    93,400   Aruba Networks, Inc.*                                         $    1,668
   146,800   Finisar Corp.*                                                     2,896
   860,000   JDS Uniphase Corp.*                                               10,208
   185,972   RADWARE Ltd.*                                                      3,048
   140,200   Riverbed Technology, Inc.*                                         2,510
   263,750   Ruckus Wireless, Inc.                                              3,405
   273,200   ShoreTel, Inc.*                                                    1,689
    52,048   Ubiquiti Networks, Inc.*                                           1,990
                                                                           ----------
                                                                               27,414
                                                                           ----------
             DATA PROCESSING & OUTSOURCED SERVICES (1.6%)
    98,395   Euronet Worldwide, Inc.*                                           4,924
   435,000   EVERTEC, Inc.                                                      9,726
   242,981   Global Cash Access Holdings, Inc.*                                 2,034
   100,724   MAXIMUS, Inc.                                                      4,166
    17,500   WNS Holdings Ltd. ADR*                                               353
                                                                           ----------
                                                                               21,203
                                                                           ----------
             ELECTRONIC COMPONENTS (1.5%)
   269,290   Belden, Inc.                                                      18,285
    48,200   II-VI, Inc.*                                                         661
    96,200   InvenSense, Inc.                                                   2,214
                                                                           ----------
                                                                               21,160
                                                                           ----------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (1.0%)
    85,200   Coherent, Inc.*                                                    5,019
     9,000   FEI Co.                                                              689
    54,800   MTS Systems Corp.                                                  3,617
    22,270   OSI Systems, Inc.*                                                 1,477
   110,200   RealD, Inc.*                                                       1,165
    29,100   Zebra Technologies Corp. "A"*                                      2,330
                                                                           ----------
                                                                               14,297
                                                                           ----------
             ELECTRONIC MANUFACTURING SERVICES (0.1%)
    14,250   IPG Photonics Corp.*                                                 960
                                                                           ----------
             INTERNET SOFTWARE & SERVICES (1.8%)
   159,059   Aerohive Networks, Inc.*                                           1,336
    13,105   Benefitfocus, Inc.                                                   505
   116,644   Constant Contact, Inc.*                                            3,631
    19,319   CoStar Group, Inc.*                                                2,777
   117,210   E2open, Inc.*                                                      1,897
    67,700   GTT Communications, Inc.*                                            688
    23,000   Liquidity Services, Inc.*                                            310
   296,800   LivePerson, Inc.*                                                  3,496

================================================================================

22  | USAA SMALL CAP STOCK FUND

================================================================================

-------------------------------------------------------------------------------------
                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
    80,412   Pandora Media, Inc.*                                          $    2,020
   197,300   Perficient, Inc.*                                                  3,352
    68,778   SPS Commerce, Inc.*                                                3,669
    41,047   Textura Corp.*                                                     1,025
                                                                           ----------
                                                                               24,706
                                                                           ----------
             IT CONSULTING & OTHER SERVICES (1.4%)
    21,100   EPAM Systems, Inc.                                                   816
   215,409   Forrester Research, Inc.                                           8,332
   377,000   Unisys Corp.*                                                      8,026
    69,105   Virtusa Corp.*                                                     2,162
                                                                           ----------
                                                                               19,336
                                                                           ----------
             SEMICONDUCTOR EQUIPMENT (0.5%)
    84,484   Rudolph Technologies, Inc.*                                          778
   293,725   Teradyne, Inc.                                                     5,352
                                                                           ----------
                                                                                6,130
                                                                           ----------
             SEMICONDUCTORS (1.9%)
    74,011   Ceva, Inc.*                                                        1,053
   483,940   Entropic Communications, Inc.*                                     1,350
    90,600   Inphi Corp.*                                                       1,383
    37,900   Intersil Corp. "A"                                                   486
    59,400   Mellanox Technologies Ltd.*                                        2,474
   431,481   Micrel, Inc.                                                       4,513
   474,000   Microsemi Corp.*                                                  11,366
    30,500   Monolithic Power Systems, Inc.                                     1,258
   130,300   Pericom Semiconductor Corp.*                                       1,151
    33,000   Silicon Laboratories, Inc.*                                        1,344
                                                                           ----------
                                                                               26,378
                                                                           ----------
             SYSTEMS SOFTWARE (1.4%)
    89,200   Allot Communications Ltd.*                                         1,153
   419,680   AVG Technologies N.V.                                              7,135
    98,865   Gigamon, Inc.*                                                     1,141
    15,000   Imperva, Inc.*                                                       332
   123,700   Infoblox, Inc.*                                                    1,499
    18,100   Progress Software Corp.*                                             420
    58,500   Proofpoint, Inc.*                                                  2,063
   128,600   Qualys, Inc.*                                                      3,072
    40,100   Red Hat, Inc.*                                                     2,331
                                                                           ----------
                                                                               19,146
                                                                           ----------
             TECHNOLOGY DISTRIBUTORS (0.5%)
   198,000   ScanSource, Inc.*                                                  7,090
                                                                           ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

-------------------------------------------------------------------------------------
                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (1.8%)
   504,700   Diebold, Inc.                                                 $   19,017
     4,850   Stratasys Ltd.*                                                      488
   193,600   Super Micro Computer, Inc.*                                        5,066
                                                                           ----------
                                                                               24,571
                                                                           ----------
             Total Information Technology                                     249,238
                                                                           ----------
             MATERIALS (5.7%)
             ----------------
             ALUMINUM (0.8%)
   150,000   Kaiser Aluminum Corp.                                             11,583
                                                                           ----------
             COMMODITY CHEMICALS (0.5%)
   174,500   Koppers Holdings, Inc.                                             6,287
                                                                           ----------
             DIVERSIFIED METALS & MINING (0.8%)
   187,000   U.S. Silica Holdings, Inc.                                        10,513
                                                                           ----------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.8%)
   198,000   Scotts Miracle-Gro Co. "A"                                        10,534
                                                                           ----------
             FOREST PRODUCTS (0.5%)
   119,830   Deltic Timber Corp.                                                7,322
                                                                           ----------
             Metal & Glass Containers (0.4%)
   115,550   Greif, Inc. "A"                                                    5,798
                                                                           ----------
             PAPER PRODUCTS (0.2%)
    50,800   Schweitzer-Mauduit International, Inc.                             2,074
                                                                           ----------
             SPECIALTY CHEMICALS (1.7%)
   154,505   Innospec, Inc.                                                     6,213
    71,100   OM Group, Inc.                                                     2,010
    22,509   Quaker Chemical Corp.                                              1,589
   146,774   Sensient Technologies Corp.                                        7,706
   408,461   Zep, Inc.                                                          6,368
                                                                           ----------
                                                                               23,886
                                                                           ----------
             Total Materials                                                   77,997
                                                                           ----------
             TELECOMMUNICATION SERVICES (0.7%)
             ---------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.7%)
   402,500   Telephone & Data Systems, Inc.                                    10,062
                                                                           ----------
             UTILITIES (1.5%)
             ----------------
             ELECTRIC UTILITIES (0.5%)
   108,800   UNS Energy Corp.                                                   6,574
                                                                           ----------

================================================================================

24  | USAA SMALL CAP STOCK FUND

================================================================================

-------------------------------------------------------------------------------------
                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             GAS UTILITIES (1.0%)
   120,500   Laclede Group, Inc.                                           $    5,661
    78,650   New Jersey Resources Corp.                                         4,017
   117,900   WGL Holdings, Inc.                                                 4,596
                                                                           ----------
                                                                               14,274
                                                                           ----------
             Total Utilities                                                   20,848
                                                                           ----------
             Total Common Stocks (cost: $1,064,944)                         1,308,035
                                                                           ----------

             MONEY MARKET INSTRUMENTS (4.9%)

             MONEY MARKET FUNDS (4.9%)
66,995,445   State Street Institutional Liquid Reserves
                Fund Premier Class, 0.07%(a) (cost: $66,995)                   66,995
                                                                           ----------

             TOTAL INVESTMENTS (COST: $1,131,939)                          $1,375,030
                                                                           ==========

------------------------------------------------------------------------------------------------------------------
($ IN 000s)                                                  VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------------------
                                             (LEVEL 1)               (LEVEL 2)          (LEVEL 3)
                                         QUOTED PRICES       OTHER SIGNIFICANT        SIGNIFICANT
                                     IN ACTIVE MARKETS              OBSERVABLE       UNOBSERVABLE
ASSETS                            FOR IDENTICAL ASSETS                  INPUTS             INPUTS            TOTAL
------------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                             $1,302,365                  $5,590              $80         $1,308,035
Money Market Instruments:
  Money Market Funds                            66,995                       -                -             66,995
------------------------------------------------------------------------------------------------------------------
Total                                       $1,369,360                  $5,590              $80         $1,375,030
------------------------------------------------------------------------------------------------------------------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                          COMMON
                                                                          STOCKS
--------------------------------------------------------------------------------
Balance as of July 31, 2013                                                  $ -
Purchases                                                                     80
Sales                                                                          -
Transfers into Level 3                                                         -
Transfers out of Level 3                                                       -
Net realized gain (loss) on investments                                        -
Change in net unrealized appreciation/depreciation of investments              -
--------------------------------------------------------------------------------
Balance as of July 31, 2014                                                  $80
--------------------------------------------------------------------------------

For the period of August 1, 2013, through July 31, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

26  | USAA SMALL CAP STOCK FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

July 31, 2014

--------------------------------------------------------------------------------
o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 4.2% of net assets at July 31, 2014.

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

    REIT  Real estate investment trust

o   SPECIFIC NOTES

    (a) Rate represents the money market fund annualized seven-day yield at July 31, 2014.

    (b) Security was fair valued at July 31, 2014, by USAA Asset Management Company (the Manager) in accordance with valuation procedures approved by USAA Mutual Funds Board of Trustees (the Board). The total value of all such securities was $5,670,000, which represented 0.4% of the Fund's net assets.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  27

================================================================================

    (c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at July 31, 2014, was $80,000, which represented less than 0.1% of the Fund's net assets.

      *   Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

28  | USAA SMALL CAP STOCK FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

July 31, 2014

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $1,131,939)           $1,375,030
  Cash                                                                             229
  Receivables:
    Capital shares sold                                                            744
    USAA Transfer Agency Company (Note 6D)                                          26
    Dividends and interest                                                         645
    Securities sold                                                              5,647
                                                                            ----------
      Total assets                                                           1,382,321
                                                                            ----------
LIABILITIES
  Payables:
    Securities purchased                                                         8,606
    Capital shares redeemed                                                        971
  Accrued management fees                                                          907
  Accrued transfer agent's fees                                                     47
  Other accrued expenses and payables                                              127
                                                                            ----------
      Total liabilities                                                         10,658
                                                                            ----------
        Net assets applicable to capital shares outstanding                 $1,371,663
                                                                            ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                           $  995,936
  Accumulated undistributed net investment income                                  640
  Accumulated net realized gain on investments                                 131,998
  Net unrealized appreciation of investments                                   243,091
  Net unrealized depreciation of foreign currency translations                      (2)
                                                                            ----------
        Net assets applicable to capital shares outstanding                 $1,371,663
                                                                            ==========
  Net asset value, redemption price, and offering price per share:
    Fund Shares (net assets of $709,753/39,135
      shares outstanding)                                                   $    18.14
                                                                            ==========
    Institutional Shares (net assets of $661,910/36,285
      shares outstanding)                                                   $    18.24
                                                                            ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  29

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Year ended July 31, 2014

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $2)                           $   15,279
  Interest                                                                          45
                                                                            ----------
    Total income                                                                15,324
                                                                            ----------
EXPENSES
  Management fees                                                               10,400
  Administration and servicing fees:
    Fund Shares                                                                  1,067
    Institutional Shares                                                           669
  Transfer agent's fees:
    Fund Shares                                                                  1,435
    Institutional Shares                                                           669
  Custody and accounting fees:
    Fund Shares                                                                    116
    Institutional Shares                                                           105
  Postage:
    Fund Shares                                                                     49
    Institutional Shares                                                            14
  Shareholder reporting fees:
    Fund Shares                                                                     31
    Institutional Shares                                                            12
  Trustees' fees                                                                    19
  Registration fees:
    Fund Shares                                                                     30
    Institutional Shares                                                            29
  Professional fees                                                                115
  Other                                                                             23
                                                                            ----------
      Total expenses                                                            14,783
  Expenses paid indirectly:
    Fund Shares                                                                    (43)
    Institutional Shares                                                           (24)
                                                                            ----------
      Net expenses                                                              14,716
                                                                            ----------
NET INVESTMENT INCOME                                                              608
                                                                            ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY
  Net realized gain on:
    Investments                                                                169,910
    Foreign currency transactions                                                    1
  Change in net unrealized appreciation/depreciation of:
    Investments                                                                (57,982)
    Foreign currency translations                                                   (2)
                                                                            ----------
      Net realized and unrealized gain                                         111,927
                                                                            ----------
  Increase in net assets resulting from operations                          $  112,535
                                                                            ==========

See accompanying notes to financial statements.

================================================================================

30  | USAA SMALL CAP STOCK FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Years ended July 31,

--------------------------------------------------------------------------------

                                                                     2014           2013
----------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                        $      608     $    1,260
  Net realized gain on investments                                169,910         92,509
  Net realized gain on foreign currency transactions                    1              -
  Change in net unrealized appreciation/depreciation of:
    Investments                                                   (57,982)       207,943
    Foreign currency translations                                      (2)             -
                                                               -------------------------
    Increase in net assets resulting from operations              112,535        301,712
                                                               -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Fund Shares                                                         -         (1,217)
    Institutional Shares                                                -         (3,870)
                                                               -------------------------
      Total distributions of net investment income                      -         (5,087)
                                                               -------------------------
  Net realized gains:
    Fund Shares                                                   (61,696)        (9,708)
    Institutional Shares                                          (58,891)        (9,155)
                                                               -------------------------
      Total distributions of net realized gains                  (120,587)       (18,863)
                                                               -------------------------
    Distributions to shareholders                                (120,587)       (23,950)
                                                               -------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 5)
  Fund Shares                                                      70,070       (259,050)
  Institutional Shares                                             62,801        285,562
                                                               -------------------------
    Total net increase in net assets from
      capital share transactions                                  132,871         26,512
                                                               -------------------------
  Net increase in net assets                                      124,819        304,274
NET ASSETS
  Beginning of year                                             1,246,844        942,570
                                                               -------------------------
  End of year                                                  $1,371,663     $1,246,844
                                                               =========================
Accumulated undistributed net investment income:
  End of year                                                  $      640     $       49
                                                               =========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  31

================================================================================

NOTES TO FINANCIAL STATEMENTS

July 31, 2014

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this annual report pertains only to the USAA Small Cap Stock Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek long-term growth of capital.

The Fund consists of two classes of shares: Small Cap Stock Fund Shares (Fund Shares) and Small Cap Stock Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

================================================================================

32  | USAA SMALL CAP STOCK FUND

================================================================================

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Repurchase agreements are valued at cost, which approximates market value.

================================================================================

34  | USAA SMALL CAP STOCK FUND

================================================================================

    6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser(s), if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain common stocks traded on foreign exchanges, whose fair

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

    values at the reporting date included an adjustment to reflect changes occurring subsequent to the close of trading in the foreign markets but prior to the close of trading in comparable U.S. securities market.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of securities falling in the Level 3 category are primarily supported by using inputs such as the last quoted price of the discounted underlying security. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

    Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

================================================================================

36  | USAA SMALL CAP STOCK FUND

================================================================================

E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

F. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

    used to directly reduce the Fund's expenses. For the year ended July 31, 2014, there were no custodian and other bank credits. For the year ended July 31, 2014, brokerage commission recapture credits reduced the expenses of the Fund Shares by $43,000, and the expenses of the Institutional Shares by $24,000.

G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the year ended July 31, 2014, the Fund paid CAPCO facility fees of $7,000, which represents 2.1% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the year ended July 31, 2014.

================================================================================

38  | USAA SMALL CAP STOCK FUND

================================================================================

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal year, permanent differences between book-basis and tax-basis accounting for foreign currency and non-REIT return of capital dividend adjustments resulted in reclassifications to the statement of assets and liabilities to decrease accumulated undistributed net investment income and increase accumulated net realized gain on investments by $17,000. These reclassifications had no effect on net assets.

The tax character of distributions paid during the years ended July 31, 2014, and 2013, was as follows:

                                              2014                2013
                                         --------------------------------
Ordinary income*                         $ 49,064,000         $ 5,087,000
Long-term realized capital gain            71,523,000          18,863,000
                                         ------------         -----------
  Total distributions paid               $120,587,000         $23,950,000
                                         ============         ===========

As of July 31, 2014, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income*                                    $ 34,150,000
Undistributed long-term capital gains                              103,024,000
Unrealized appreciation of investments                             238,554,000

*Includes short-term realized capital gains, if any, which are taxable as ordinary income.

The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales, non-REIT return of capital dividend and passive foreign investment corporation adjustments.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is permitted to carry forward post-enactment capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At July 31, 2014, the Fund had no capital loss carryforwards, for federal income tax purposes.

For the year ended July 31, 2014, the Fund did not incur any income tax, interest, or penalties and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended July 31, 2014, were $619,020,000 and $587,751,000, respectively.

As of July 31, 2014, the cost of securities, including short-term securities, for federal income tax purposes, was $1,136,475,000.

Gross unrealized appreciation and depreciation of investments as of July 31, 2014, for federal income tax purposes, were $282,208,000 and $43,653,000, respectively, resulting in net unrealized appreciation of $238,555,000.

(5) CAPITAL SHARE TRANSACTIONS

At July 31, 2014, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

40  | USAA SMALL CAP STOCK FUND

================================================================================

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds as well as other persons or legal entities that the Fund may approve from time to time. Capital share transactions for all classes were as follows, in thousands:

                                            YEAR ENDED              YEAR ENDED
                                          JULY 31, 2014            JULY 31, 2013
-------------------------------------------------------------------------------------
                                     SHARES         AMOUNT      SHARES        AMOUNT
                                    -------------------------------------------------
FUND SHARES:
Shares sold                           7,344       $ 137,854      6,624      $ 106,605
Shares issued from reinvested
  dividends                           3,330          61,135        739         10,823
Shares redeemed                      (6,854)       (128,919)   (25,180)      (376,478)
                                    -------------------------------------------------
Net increase (decrease) from
  capital share transactions          3,820       $  70,070    (17,817)     $(259,050)
                                    =================================================
INSTITUTIONAL SHARES:
Shares sold                           5,415       $ 101,367     24,441      $ 369,697
Shares issued from reinvested
  dividends                           3,191          58,888        878         13,025
Shares redeemed                      (5,122)        (97,454)    (5,914)       (97,160)
                                    -------------------------------------------------
Net increase from capital share
  transactions                        3,484       $  62,801     19,405      $ 285,562
                                    =================================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets.

    The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically reports to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadviser(s). The allocation for each subadviser could

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

    range from 0% to 100% of the Fund's assets, and the Manager could change the allocations without shareholder approval.

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Small-Cap Core Funds Index over the performance period. The Lipper Small-Cap Core Funds Index tracks the total return performance of the 30 largest funds in the Lipper Small-Cap Core Funds category. The performance period for each class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                       ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX                            (IN BASIS POINTS AS A PERCENTAGE
(IN BASIS POINTS)(1)                         OF AVERAGE NET ASSETS)(1)
-----------------------------------------------------------------------------
+/- 100 to 400                               +/- 4
+/- 401 to 700                               +/- 5
+/- 701 and greater                          +/- 6

(1) Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average net assets of the share class are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Small-Cap Core Funds Index over that period,

================================================================================

42  | USAA SMALL CAP STOCK FUND

================================================================================

    even if the class had overall negative returns during the performance period.

    For the year ended July 31, 2014, the Fund incurred total management fees, paid or payable to the Manager, of $10,400,000, which included a performance adjustment for the Institutional Shares of $45,000. For the Institutional Shares, the performance adjustment was 0.01%. There was no performance adjustment for the Fund Shares.

B. SUBADVISORY ARRANGEMENT(S) - The Manager has entered into investment subadvisory agreements with Wellington Management Company, LLP (Wellington Management), Cambiar Investors (Cambiar), and Granahan Investment Management, Inc. (GIMI), under which Wellington Management, Cambiar, and GIMI direct the investment and reinvestment of portions of the Fund's assets (as allocated from time to time by the Manager).

    The Manager (not the Fund) pays Wellington Management a subadvisory fee in the annual amount of 0.70% of the Fund's average net assets for the first $300 million in assets that Wellington Management manages, plus 0.65% of the Fund's average net assets over $300 million that Wellington Management manages. For the year ended July 31, 2014, the Manager incurred subadvisory fees, paid or payable to Wellington Management of $3,758,000.

    The Manager (not the Fund) pays Cambiar a subadvisory fee in the annual amount of 0.67% of the Fund's average net assets for the first $300 million in assets that Cambiar manages, plus 0.65% of the Fund's average net assets over $300 million that Cambiar manages. For the year ended July 31, 2014, the Manager incurred subadvisory fees, paid or payable to Cambiar of $3,342,000.

    The Manager (not the Fund) pays GIMI a subadvisory fee in the annual amount of 0.55% of the Fund's average net assets for the first $300 million in assets that GIMI manages, plus 0.52% of the Fund's average net assets over $300 million that GIMI manages. For the year ended July 31, 2014, the Manager incurred subadvisory fees, paid or payable to GIMI of $1,757,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares, and 0.10% of average net assets of the Institutional Shares. For the year ended July 31, 2014, the Fund Shares and Institutional Shares incurred administration and servicing fees, paid or payable to the Manager, of $1,067,000 and $669,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended July 31, 2014, the Fund reimbursed the Manager $37,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D.  TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA
    Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for Fund Shares are paid monthly based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the year ended July 31, 2014, the Fund Shares and Institutional Shares incurred transfer agent's fees, paid or payable to SAS, of $1,435,000 and $669,000, respectively. For the year ended July 31, 2014, the Fund recorded a receivable from SAS of $26,000 for adjustments to capital gains payable.

E. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

================================================================================

44  | USAA SMALL CAP STOCK FUND

================================================================================

(7) TRANSACTIONS WITH AFFILIATES

The Fund offers its Institutional Shares for investment by other USAA funds and is one of 17 USAA mutual funds in which the affiliated USAA fund-of-funds may invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of July 31, 2014, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                OWNERSHIP %
-------------------------------------------------------------------------------
USAA Cornerstone Conservative Fund                                     0.1
USAA Cornerstone Equity Fund                                           0.4
USAA Target Retirement Income Fund                                     0.8
USAA Target Retirement 2020 Fund                                       2.1
USAA Target Retirement 2030 Fund                                       5.4
USAA Target Retirement 2040 Fund                                       6.7
USAA Target Retirement 2050 Fund                                       3.9
USAA Target Retirement 2060 Fund                                       0.2

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

(8) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                YEAR ENDED JULY 31,
                                        --------------------------------------------------------------------
                                            2014           2013           2012           2011           2010
                                        --------------------------------------------------------------------
Net asset value at beginning
  of period                             $  18.27       $  14.15       $  14.17       $  11.41       $   9.49
                                        --------------------------------------------------------------------
Income (loss) from investment
  operations:
  Net investment income (loss)              (.01)           .05            .02            .02           (.00)(a)
  Net realized and unrealized
    gain (loss)                             1.62           4.39           (.03)          2.76           1.92
                                        --------------------------------------------------------------------
Total from investment
  operations                                1.61           4.44           (.01)          2.78           1.92
                                        --------------------------------------------------------------------
Less distributions from:
  Net investment income                        -           (.04)          (.01)          (.02)             -
  Realized capital gains                   (1.74)          (.28)             -              -              -
                                        --------------------------------------------------------------------
Total distributions                        (1.74)          (.32)          (.01)          (.02)             -
                                        --------------------------------------------------------------------
Net asset value at end
  of period                             $  18.14       $  18.27       $  14.15       $  14.17       $  11.41
                                        ====================================================================
Total return (%)*                           8.68          31.94           (.10)         24.38          20.23(c)
Net assets at end of
  period (000)                          $709,753       $645,220       $751,742       $700,636       $542,547
Ratios to average net assets:**
  Expenses (%)(b)
                                            1.14           1.25           1.28(e)        1.26(e)        1.32(c),(e)
  Net investment income (loss) (%)          (.03)           .03            .16            .15           (.01)
Portfolio turnover (%)                        45             55             84(d)          41             36

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended July 31, 2014, average net assets were $711,227,000.
(a) Represents less than $0.01 per share.
(b) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                            (.01%)         (.00%)(+)      (.00%)(+)      (.00%)(+)      (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(c) During the year ended July 31, 2010, SAS reimbursed the Fund Shares $47,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the
    Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratios by 0.01%. This decrease is excluded from the expense ratio in the Financial Highlights table.
(d) Reflects increased trading activity due to changes in subadviser(s) and asset allocation strategies.
(e) Prior to December 1, 2011, the Manager had voluntarily agreed to limit the annual expenses of the
    Fund Shares to 1.40% of the Fund Shares' average net assets.

================================================================================

46  | USAA SMALL CAP STOCK FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) - INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                              YEAR ENDED JULY 31,
                                        --------------------------------------------------------------------
                                            2014           2013           2012           2011           2010
                                        --------------------------------------------------------------------
Net asset value at beginning
  of period                             $  18.34       $  14.24       $  14.23       $  11.46       $   9.50
                                        --------------------------------------------------------------------
Income from investment
  operations:
  Net investment income                      .03            .04(b)         .06            .06            .03
  Net realized and
    unrealized gain                         1.61           4.46(b)         .00(c)        2.78           1.93
                                        --------------------------------------------------------------------
Total from investment
  operations                                1.64           4.50(b)         .06           2.84           1.96
                                        --------------------------------------------------------------------
Less distributions from:
  Net investment income                        -           (.12)          (.05)          (.07)             -
  Realized capital gains                   (1.74)          (.28)             -              -              -
                                        --------------------------------------------------------------------
Total distributions                        (1.74)          (.40)          (.05)          (.07)             -
                                        --------------------------------------------------------------------
Net asset value at end
  of period                             $  18.24       $  18.34       $  14.24       $  14.23       $  11.46
                                        ====================================================================
Total return (%)*                           8.81          32.31            .48          24.81          20.63
Net assets at end
  of period (000)                       $661,910       $601,624       $190,828       $137,441       $ 78,498
Ratios to average net assets:**
  Expenses (%)(a)                            .99           1.00            .99            .88(e)         .89(e)
  Net investment income (%)                  .12            .23            .47            .51            .38
Portfolio turnover (%)                        45             55             84(d)          41             36

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended July 31, 2014, average net assets were $669,536,000.
(a) Reflects total annual operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) Calculated using average shares.
(c) Represents less than $0.01 per share.
(d) Reflects increased trading activity due to changes in subadviser(s) and asset allocation strategies.
(e) Prior to December 1, 2010, the Manager had voluntarily agreed to limit the annual expenses of the Institutional Shares to 0.91% of the Institutional Shares' average net assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

EXPENSE EXAMPLE

July 31, 2014 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2014, through July 31, 2014.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the

================================================================================

48  | USAA SMALL CAP STOCK FUND

================================================================================

actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                     EXPENSES PAID
                                        BEGINNING                ENDING             DURING PERIOD*
                                      ACCOUNT VALUE           ACCOUNT VALUE        FEBRUARY 1, 2014 -
                                     FEBRUARY 1, 2014         JULY 31, 2014          JULY 31, 2014
                                     ----------------------------------------------------------------
FUND SHARES
Actual                                  $1,000.00               $  991.80                 $5.63

Hypothetical
 (5% return before expenses)             1,000.00                1,019.14                  5.71

INSTITUTIONAL SHARES
Actual                                   1,000.00                  992.40                  4.89

Hypothetical
 (5% return before expenses)             1,000.00                1,019.89                  4.96

* Expenses are equal to the annualized expense ratio of 1.14% for Fund Shares and 0.99% for Institutional Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of (0.82)% for Fund Shares and (0.76)% for Institutional Shares for the six-month period of February 1, 2014, through July 31, 2014.

================================================================================

                                                           EXPENSE EXAMPLE |  49

================================================================================

ADVISORY AGREEMENT(S)

July 31, 2014

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 30, 2014, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager and the Subadvisory Agreements between the Manager and the Subadvisers with respect to the Fund. In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and Subadvisory Agreements and the Manager and each Subadviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and
(iii) information about the Manager's and each Subadviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement and the Subadvisory Agreements with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement and the Subadvisory Agreements with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement and the Subadvisory Agreements with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager and

================================================================================

50  | USAA SMALL CAP STOCK FUND

================================================================================

by each Subadviser. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreements is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager and the Subadvisers is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement and Subadvisory Agreements included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of the Manager's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional

================================================================================

                                                     ADVISORY AGREEMENT(S) |  51

================================================================================

experience and qualifications of its senior personnel, as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of the Subadvisers and the Manager's timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution" and the utilization of "soft dollars," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as other funds in the Trust. The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The expenses of the Fund were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, retail investment companies with front-end loads and no sales loads), asset size, and expense components (the expense group) and (ii) a larger group of investment companies that includes all front-end load and no-load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the expense universe). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any

================================================================================

52  | USAA SMALL CAP STOCK FUND

================================================================================

performance adjustment - was equal to the median of its expense group and below the median of its expense universe. The data indicated that the Fund's total expenses were above the median of its expense group and below the median of its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services received by the Fund from the Manager.

The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee. The Board took into account management's discussion of the Fund's expenses. The Board also took into account that the subadvisory fees under the Subadvisory Agreements are paid by the Manager. The Board also considered and discussed information about the Subadvisers' fees, including the amount of management fees retained by the Manager after payment of the subadvisory fees.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the performance universe). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above than the average of its performance universe and its Lipper index for the one- and three-year periods ended December 31, 2013, and was above the average of its performance universe and lower than its Lipper index for the five-year period ended December 31, 2013. The Board also noted that the Fund's percentile performance ranking was in the top 45% of its performance universe for the one-, three-, and five- year periods ended December 31, 2013.

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's

================================================================================

                                                     ADVISORY AGREEMENT(S) |  53

================================================================================

business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager pays the subadvisory fees. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE - The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also noted that the Manager also pays the subadvisory fees. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current advisory fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its

================================================================================

54  | USAA SMALL CAP STOCK FUND

================================================================================

affiliates' level of profitability from their relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

SUBADVISORY AGREEMENTS

In approving each Subadvisory Agreement with respect to the Fund, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund by the respective Subadviser, including the personnel providing services; (ii) each Subadviser's compensation and any other benefits derived from the subadvisory relationship; (iii) comparisons, to the extent applicable, of subadvisory fees and performance to comparable investment companies; and (iv) the terms of each Subadvisory Agreement. The Board's analysis of these factors is set forth below. After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve each Subadvisory Agreement. In approving each Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL - The Trustees considered information provided to them regarding the services provided by the Subadvisers, including information presented periodically throughout the previous year. The Board considered each Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and each Subadviser's level of staffing. The Trustees noted that the materials provided to them by each Subadviser indicated that the method of compensating portfolio managers is reasonable and includes appropriate mechanisms to prevent a manager with underperformance from taking undue risks. The Trustees also noted each Subadviser's brokerage practices. The Board also considered each Subadviser's regulatory and compliance history. The Board also took into account each Subadviser's risk management processes. The Board noted that the Manager's monitoring processes of each Subadviser

================================================================================

                                                     ADVISORY AGREEMENT(S) |  55

================================================================================

include: (i) regular telephonic meetings to discuss, among other matters, investment strategies, and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to the Subadviser.

SUBADVISER COMPENSATION - The Board also took into consideration the financial condition of each Subadviser. In considering the cost of services to be provided by each Subadviser and the profitability to that Subadviser of its relationship with the Fund, the Trustees noted that the fees under the Subadvisory Agreements were paid by the Manager. The Trustees also relied on the ability of the Manager to negotiate each Subadvisory Agreement and the fees thereunder at arm's length. For the above reasons, the Board determined that the profitability of each Subadviser from its relationship with the Fund was not a material factor in its deliberations with respect to the consideration of the approval of the Subadvisory Agreement. For similar reasons, the Board concluded that the potential for economies of scale in each Subadviser's management of the Fund was not a material factor in considering the Subadvisory Agreement, although the Board noted that each Subadvisory Agreement contains breakpoints in its fee schedule.

SUBADVISORY FEES AND FUND PERFORMANCE - The Board compared the subadvisory fees for the Fund with the fees that each Subadviser charges to comparable clients, as applicable. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager pays a subadvisory fee to each Subadviser. As noted above, the Board considered, among other data, the Fund's performance during the one-, three-, and five-year periods ended December 31, 2013, as compared to the Fund's peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board also considered the performance of each Subadviser. The Board noted the Manager's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadviser. The Board was mindful of the Manager's focus on each Subadviser's performance and the discussion of management regarding the factors that contributed to the performance of the Fund. The Board also noted each Subadviser's long-term performance record for similar accounts, as applicable.

================================================================================

56  | USAA SMALL CAP STOCK FUND

================================================================================

CONCLUSIONS - The Board reached the following conclusions regarding each Subadvisory Agreement, among others: (i) each Subadviser is qualified to manage the Fund's assets in accordance with its investment objectives and policies;
(ii) each Subadviser maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and each Subadviser. Based on its conclusions, the Board determined that approval of each Subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  57

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees (the Board) of the Trust consists of seven Trustees.
These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Asset Management Company (AMCO) and its affiliates. Pursuant to a policy adopted by the Board, the term of office for each Trustee shall be 20 years or until the Independent Trustee reaches age 72 or an Interested Trustee reaches age 65. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign or be removed by a vote of the other Trustees or the holders of a majority of the outstanding shares of the Trust at any time. Vacancies on the Board can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of the USAA family of funds consisting of one registered investment company offering 52 individual funds. Unless otherwise indicated, the business address for each is P.O. Box 659430, San Antonio, TX 78265-9430.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

58  | USAA SMALL CAP STOCK FUND

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

DANIEL S. MCNAMARA(2, 4)
Trustee, President, and Vice Chair of the Board of Trustees
Born: June 1966
Year of Election or Appointment: 2009

President, Financial Advice and Solutions Group, USAA (2/13-present); Director of AMCO (01/12-present); Director of USAA Investment Management Company (IMCO) (10/09-present); President and Director, IMCO (10/09-04/14); President, AMCO (8/11-4/13); President and Director of USAA Shareholder Account Services (SAS) (10/09-present); Senior Vice President of USAA Financial Planning Services Insurance Agency, Inc. (FPS) (04/11-present); President and Director of USAA Investment Corporation (ICORP) (03/10-present); President and Director of USAA Financial Advisors, Inc. (FAI) and FPS (10/09-04/11); President, Banc of America Investment Advisors (9/07-9/09); Managing Director, Planning and Financial Products Group, Bank of America (09/01-09/09). Mr. McNamara brings to the Board extensive experience in the financial services industry, including experience as an officer of the Trust.

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

ROBERT L. MASON, PH.D.(2, 3, 4, 5, 6)
Trustee and Chair
Born: July 1946
Year of Election or Appointment: 1997(+)

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason brings to the Board particular experience with information technology matters, statistical analysis, and human resources as well as over 17 years' experience as a Board member of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  59

================================================================================

JEFFERSON C. BOYCE(3, 4, 5, 6)
Trustee
Born: September 1957
Year of Election or Appointment: 2013

Senior Managing Director, New York Life Investments, LLC (1992-2012). Mr. Boyce brings to the Board experience in financial investment management, and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in organizational development, marketing, product development, and money management. Mr. Boyce is a board member of Westhab Inc., and Friends of Teboho, Inc.

DAWN M. HAWLEY(3, 4, 5, 6)
Trustee
Born: February 1954
Year of Election or Appointment: 2014

Manager of Finance, Menil Foundation, Inc. (5/07-6/11), which is a private foundation that oversees the assemblage of sculptures, prints, drawings, photographs, and rare books. Ms. Hawley brings to the Board experience in financial investment management and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in financial planning, budgeting, accounting practices, and asset/liability management functions including major acquisitions and mergers. Ms. Hawley holds no other directorships.

================================================================================

60  | USAA SMALL CAP STOCK FUND

================================================================================

PAUL L. MCNAMARA(3, 4, 5, 6)
Trustee
Born: July 1948
Year of Election or Appointment: 2012

Director, Cantor Opportunistic Alternatives Fund, LLC (3/10-2/14), which is a closed-end fund of funds managed by Cantor Fitzgerald Investment Advisors, LLC. Mr. McNamara retired from Lord Abbett & Co. LLC as an Executive Member on 9/30/09, a position he held since 10/02. He had been employed at Lord Abbett since 1996. Mr. McNamara brings to the Board extensive experience with the financial services industry and, in particular, institutional and retail mutual fund markets, including experience with mutual fund marketing, distribution, and risk management, as well as overall experience with compliance and corporate governance issues. Mr. McNamara also has experience serving as a fund director as well as over two years as a Board Member of the USAA family of funds. Paul L. McNamara is no relation to Daniel S. McNamara. Mr. McNamara holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2008

Senior Associate Dean of Degree programs at Jesse H. Jones Graduate School of Business at Rice University (7/13-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Business at Rice University (7/01-present); Academic Director, El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Business at Rice University (7/02-6/12). Dr. Ostdiek brings to the Board particular experience with financial investment management, education, and research as well as over six years' experience as a Board member of the USAA family of funds. Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  61

================================================================================

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), which performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr brings to the Board particular experience with organizational development, budgeting, finance, and capital markets as well as over 14 years' experience as a Board member of the USAA family of funds. Mr. Reimherr is a member of the advisory board for Texas Star & Nut Company. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

   (1) Indicates the Trustee is an employee of AMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
   (2) Member of Executive Committee.
   (3) Member of Audit Committee.
   (4) Member of Pricing and Investment Committee.
   (5) Member of Corporate Governance Committee.
   (6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
   (7) Dr. Ostdiek was designated as an Audit Committee Financial Expert by the Funds' Board in November 2008.
   (+) Mr. Mason was elected as Chair of the Board in January 2012.

================================================================================

62  | USAA SMALL CAP STOCK FUND

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President, Investment Portfolio Management, Chief Investment Officer, AMCO (01/12-present); Senior Vice President, Investment Portfolio Management, IMCO (02/10-12/11); Vice President, Fixed Income Investments, IMCO (02/04-2/10). Mr. Freund also serves as a director of SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Head of Equities, Equity Investments, AMCO (01/12-present); Vice President, Equity Investments, IMCO (02/09-12/11).

JAMES G. WHETZEL
Secretary
Born: February 1978
Year of Appointment: 2013

Assistant Vice President, Financial Advice & Solutions Group (FASG) General Counsel, USAA (10/13-present); Executive Director and General Counsel, FASG, USAA (10/12-10/13); Secretary and Director, IMCO (6/13-present); Attorney, FASG General Counsel, USAA (11/08-10/12); Assistant Secretary, USAA family of funds (4/10-6/13). Mr. Whetzel also serves as Secretary of AMCO, SAS, and ICORP.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  63

================================================================================

DANIEL J. MAVICO
Assistant Secretary
Born: June 1977
Year of Appointment: 2013

Executive Director, Lead Securities Attorney, FASG General Counsel, USAA (04/13-present); Attorney, FASG General Counsel, USAA (04/10-04/13); Associate, Goodwin Procter LLP (02/09-04/10). Mr. Mavico also serves as Assistant Secretary of IMCO, AMCO, SAS, and FAI.

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present).

JAMES K. DE VRIES
Assistant Treasurer
Born: April 1969
Year of Appointment: 2013

Executive Director, Investment and Financial Administration, AMCO, (04/12-present); Director, Tax, USAA (11/09-04/12); Manager, Tax, USAA (04/08-11/09).

================================================================================

64  | USAA SMALL CAP STOCK FUND

================================================================================

STEPHANIE HIGBY
Chief Compliance Officer
Born: July 1974
Year of Appointment: 2013

Executive Director, Institutional Asset Management Compliance, USAA (04/13-present); Director, Institutional Asset Management Compliance, AMCO (03/12-04/13); Compliance Director for USAA Mutual Funds Compliance, IMCO (06/06-02/12). Ms. Higby also serves as the Funds' anti-money laundering compliance officer.

   (1) Indicates those Officers who are employees of AMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  65

================================================================================

TRUSTEES                               Daniel S. McNamara
                                       Robert L. Mason, Ph.D.
                                       Jefferson C. Boyce
                                       Dawn M. Hawley
                                       Paul L. McNamara
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                      USAA Asset Management Company
INVESTMENT ADVISER                     P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                        USAA Investment Management Company
DISTRIBUTOR                            P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       P.O. Box 1713
                                       Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "My Accounts" on
SELF-SERVICE 24/7                      USAA.COM select your mutual fund
AT USAA.COM                            account and either click the link or
                                       select 'I want to...' and select
OR CALL                                the desired action.
(800) 531-USAA
        (8722)
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

209379-0914

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
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   =============================================================================
   40054-0914                                (C)2014, USAA. All rights reserved.




ITEM 2.  CODE OF ETHICS.

On September 25, 2013, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostdiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 52 funds in all. Only 14 funds of the Registrant have a fiscal year-end of July 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended
July 31, 2014 and 2013 were $438,538 and $460,191, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended July 31, 2014 and 2013 were $78,650 and $65,860, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees billed by Ernst & Young LLP to the Registrant for tax compliance services relating to the review of federal tax returns for fiscal years ended July 31, 2014 and 2013 were $27,802 and $54,750, respectively.


(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended July 31, 2014 and 2013.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, USAA Asset Management Company (AMCO), and the Funds' transfer agent, SAS, for July 31, 2014 and 2013 were $434,270 and $442,000, respectively.

(h) Ernst & Young LLP provided non-audit services to AMCO in 2014 and 2013 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to AMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and AMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for AMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on AMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and AMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and AMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and AMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, AMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and AMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other AMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, AMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.

Approved and adopted by the Investment Code of Ethics Committee:
August 31, 2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 22, 2010.

Approved and adopted by the Investment Code of Ethics Committee: August 22,
2011.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 20, 2011.


Approved and adopted by the Investment Code of Ethics Committee: September 4, 2012.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 27, 2012.

Approved and adopted by the Investment Code of Ethics Committee:
August 23, 2013

Approved and adopted by the Board of Trustees of USAA Mutual Fund Trust:
September 25, 2013

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.
(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.
                               SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended July 31, 2014

By:*     /s/ Daniel J. Mavico
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     09/22/2014
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ Daniel S. McNamara
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     09/24/2014
         ------------------------------


By:*     /s/ Roberto Galindo, Jr.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     09/24/2014
         ------------------------------

*Print the name and title of each signing officer under his or her signature.